Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Collected In Advance [member] TWD ($)	Capital [member] Common stock [member] TWD ($)	Additional paid-in capital [member] TWD ($)	Legal Reserve [member] TWD ($)	Special Reserve [member] TWD ($)	Unappropriated Earnings [member] TWD ($)	Exchange Differences on Translation of Foreign Operations [member] TWD ($)	Unrealized Gains or Losses on Financial Assets Measured at Fair Value through Other Comprehensive Income [Member] TWD ($)	Unearned Employee Compensation [Member] TWD ($)	Treasury Stock [member] TWD ($)	Equity attributable to the parent company [member] TWD ($)	Non-controlling Interests [member] TWD ($)
Balance at Dec. 31, 2019	$ 202,913,915		$ 332,611	$ 117,243,187	$ 40,583,958	$ 11,572,579	$ 14,513,940	$ 37,874,428	$ (8,936,550)	$ (2,266,311)	$ 0	$ (8,413,992)	$ 202,503,850	$ 410,065
Appropriation and distribution of retained earnings
Legal reserve						963,947		(963,947)
Cash dividends	(9,765,155)							(9,765,155)					(9,765,155)
Special reserve reversed							(3,491,626)	3,491,626
Net income (loss)	20,851,667							22,860,744					22,860,744	(2,009,077)
Other comprehensive income (loss)	2,480,819							(157,529)	(2,940,703)	5,452,398			2,354,166	126,653
Total comprehensive income (loss)	23,332,486							22,703,215	(2,940,703)	5,452,398			25,214,910	(1,882,424)
Share-based payment transaction	2,639,238			2,000,300	2,628,061						(3,667,395)	1,678,272	2,639,238
Conversion of convertible bonds	6,510,283		(332,611)	4,980,528	1,862,366								6,510,283
Treasury stock acquired	(1,678,272)											(1,678,272)	(1,678,272)
Share of changes in net assets of associates and joint ventures accounted for using equity method	(294)				(294)			33,378		(33,378)			(294)
Disposal of subsidiaries	(51,565)													(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries					(106,879)								(106,879)	106,879
Changes in subsidiaries' ownership	(828,181)				(1,218)			(816,632)					(817,850)	(10,331)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	184,260				192,042							(7,782)	184,260
Disposal of equity instruments investments measured at fair value through other comprehensive income								1,825,365		(1,825,365)
Non-Controlling Interests	(551,608)													(551,608)
Others	434,455				(705,049)			(952,836)					(1,657,885)	2,092,340
Balance at Dec. 31, 2020	223,139,562		$ 0	124,224,015	44,452,987	12,536,526	11,022,314	53,429,442	(11,877,253)	1,327,344	(3,667,395)	(8,421,774)	223,026,206	113,356
Appropriation and distribution of retained earnings
Legal reserve						3,197,890		(3,197,890)
Cash dividends	(19,875,842)							(19,875,842)					(19,875,842)
Special reserve reversed							(2,857,666)	2,857,666
Net income (loss)	50,578,180							51,246,425					51,246,425	(668,245)
Other comprehensive income (loss)	3,420,429							(148,768)	(4,735,471)	8,304,687			3,420,448	(19)
Total comprehensive income (loss)	53,998,609							51,097,657	(4,735,471)	8,304,687			54,666,873	(668,264)
Share-based payment transaction	1,745,711			(2,617)	293,374						1,454,954		1,745,711
Share of changes in net assets of associates and joint ventures accounted for using equity method	(540)				(540)			430,850		(430,850)			(540)
Disposal of subsidiaries	0
Changes in subsidiaries' ownership	(1,020,566)							(1,009,440)					(1,009,440)	(11,126)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	1,070,932				961,003							109,929	1,070,932
Non-Controlling Interests	23,430													23,430
Share exchange	4,661,865			611,078	3,930,986							119,801	4,661,865
Others	631,886				442,786			(576,685)					(133,899)	765,785
Balance at Dec. 31, 2021	264,375,047			124,832,476	50,080,596	15,734,416	8,164,648	83,155,758	(16,612,724)	9,201,181	(2,212,441)	(8,192,044)	264,151,866	223,181
Impact of retroactive applications at Dec. 31, 2021	(219,932)							(153,843)					(153,843)	(66,089)
Adjusted balance at Dec. 31, 2021	264,155,115			124,832,476	50,080,596	15,734,416	8,164,648	83,001,915	(16,612,724)	9,201,181	(2,212,441)	(8,192,044)	263,998,023	157,092
Appropriation and distribution of retained earnings
Legal reserve	0			0	0	5,832,570	0	(5,832,570)	0	0	0	0	0	0
Special reserve reversed	0			0	0	0	(3,250,434)	3,250,434	0	0	0	0	0	0
Cash distributed from additional paid-in capital	(37,446,370)			0	(37,446,370)	0	0	0	0	0	0	0	(37,446,370)	0
Net income (loss)	90,298,765	$ 2,938,456		0	0	0	0	89,478,805	0	0	0	0	89,478,805	819,960
Other comprehensive income (loss)	4,192,092	136,417		0	0	0	0	258,171	10,243,308	(6,309,395)	0	0	4,192,084	8
Total comprehensive income (loss)	94,490,857	3,074,873		0	0	0	0	89,736,976	10,243,308	(6,309,395)	0	0	93,670,889	819,968
Share-based payment transaction	1,351,738			215,014	755,313	0	0	(1,490)	0	0	381,411	0	1,350,248	1,490
Share of changes in net assets of associates and joint ventures accounted for using equity method	55,392			0	55,392	0	0	(797)	0	797	0	0	55,392	0
Disposal of subsidiaries	0
Changes in subsidiaries' ownership	(430,436)			0	0	0	0	(429,097)	0	0	0	0	(429,097)	(1,339)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	205,857			0	635,761	0	0	0	0	0	0	(429,904)	205,857	0
Non-Controlling Interests	5,456			0	0	0	0	0	0	0	0	0	0	5,456
Others	423,339			0	1,062,327	0	0	0	0	0	0	0	1,062,327	(638,988)
Balance at Dec. 31, 2022	$ 322,810,948	$ 10,504,750		$ 125,047,490	$ 15,143,019	$ 21,566,986	$ 4,914,214	$ 169,725,371	$ (6,369,416)	$ 2,892,583	$ (1,831,030)	$ (8,621,948)	$ 322,467,269	$ 343,679